Leases - Schedule of ROU Assets and Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Operating lease right-of-use assets, net	$ 758,099	$ 935,246	$ 1,267,121
Liabilities:
Operating lease liabilities, current	429,350	405,678	361,305
Operating lease liabilities	437,411	656,955	1,062,633
Present value of obligations	$ 866,761	$ 1,062,633	$ 1,423,938